7. INVENTORIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Indirect and direct logistics expenses
Finished goods	R$ 2,257,119	R$ 2,200,763
Work in progress	149,470	140,466
Raw materials	803,520	847,494
Packaging materials	60,715	73,755
Secondary materials	375,744	337,969
Supplies	205,399	196,228
Imports in transit	61,021	103,954
Other	19,266	9,979
(-) Adjustment to present value	(44,338)	(33,314)	R$ 327,028
Inventories	R$ 3,887,916	R$ 3,877,294